COMMON STOCK	3 Months Ended
Sep. 30, 2018
Equity [Abstract]
COMMON STOCK

Note 9 – COMMON STOCK

On May 1, 2018, the Company affected the 1 for 3 reverse stock split of the Company’s issued and outstanding common stock, decreasing the number of outstanding shares from 57,511,771 to 19,170,846 These statements have been retroactively adjusted to reflect this reverse split.

On August 22, 2018, the Company’s Board of Directors and majority stockholders adopted the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) under which the Company may award up to a maximum of 4,000,000 shares of its Common Stock to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of its business. No awards have been granted under the 2018 Plan, but the Company’s Board of Directors or a designated committee thereof will have the ability in its discretion from time to time to make awards under the 2018 Plan, including to its officers and directors of the Company.

During the three months ended September 30, 2018, the Company sold 84,000 shares of Common Stock to third party investors at RMB 20 (approximately $2.94) per share and received proceeds of RMB 1,680,000 (approximately $246,946).